RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	¥ 3,982,941	¥ 4,738,106	¥ 3,928,088
JD Group
Related Party Transaction [Line Items]
Revenues	2,373,180	2,576,662	1,900,540
Operating expenses	627,942	642,910	664,612
Purchases from JD Group		10,908	39,439
Walmart Group
Related Party Transaction [Line Items]
Revenues	¥ 1,609,761	¥ 2,161,444	¥ 2,027,548